Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$23,183	$23,183	$23,354	$23,354
Restricted cash	$6,632	$6,632	$7,048	$7,048
Amounts due from related parties, short-term	$10,722	$10,722	$19,108	$19,108
Loans receivable from affiliates	$-	$-	$16,192	$16,192
Amounts due from related parties, long-term	$-	$-	$13,757	$13,757
Notes receivable, net of current portion	$7,781	$7,781	$7,554	$7,554
Amounts due to related parties, short-term	$26,036	$26,036	$-	$-
Long-term borrowings, net	$(488,179)	$(492,915)	$(489,028)	$(494,366)

Fair Value of Financial Instruments - Fair Value Measurements

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2020 and December 31, 2019.

	Fair Value Measurements at June 30, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$23,183	$23,183	—	—
Restricted cash	$6,632	$6,632	—	—
Amounts due from related parties, short-term	$10,722	—	$10,722	—
Loans receivable from affiliates	$—	—	$—	—
Amounts due from related parties, long-term	$—	—	$—	—
Notes receivable, net of current portion(2)	$7,781	—	$7,781	—
Amounts due to related parties, short-term	$26,036	—	$26,036	—
Long-term borrowings, net (1)	$(492,915)	—	$(492,915)	—

	Fair Value Measurements at December 31, 2019
	Total	Level I	Level II	Level III
Cash and cash equivalents	$23,354	$23,354	—	—
Restricted cash	$7,048	$7,048	—	—
Amounts due from related parties, short-term	$19,108	—	$19,108	—
Loans receivable from affiliates	$16,192	—	$16,192	—
Amounts due from related parties, long-term	$13,757	—	$13,757	—
Notes receivable, net of current portion(2)	$7,554	—	$7,554	—
Long-term borrowings, net(1)	$(494,366)	—	$(494,366)	—

(1)	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

(2)	The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.

The estimated fair value of our financial instruments that are measured at fair value on a non-recurring basis, categorized based upon the fair value hierarchy, are as follows:

	Fair Value Measurements at June 30, 2020
	Total	Level I	Level II	Level III
Vessels, net (for Protostar N, Harmony N and Esperanza N)	$26,700	—	$26,700	—

	Fair Value Measurements at December 31, 2019
	Total	Level I	Level II	Level III
Vessels, net (for Navios Galaxy I)	$5,978	—	$5,978	—